Financial Assets and Financial Liabilities_Sensitivity Analysis Of Changes In Unobservable Inputs Liablities(Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Recognition in profit or loss
Faverable changes		₩ 51,113,000,000	₩ 129,191,000,000
Unfaverable changes		(47,586,000,000)	(131,289,000,000)
Other comprehensive income
Faverable changes		0	0
Unfaverable changes		0	0
Financial liabilities designated at fair value through profit or loss
Recognition in profit or loss
Faverable changes	[1]	40,020,000,000	97,429,000,000
Unfaverable changes	[1]	(36,757,000,000)	(97,571,000,000)
Other comprehensive income
Faverable changes	[1]	0	0
Unfaverable changes	[1]	0	0
Derivatives held for trading
Recognition in profit or loss
Faverable changes	[2]	11,091,000,000	31,759,000,000
Unfaverable changes	[2]	(10,827,000,000)	(33,715,000,000)
Other comprehensive income
Faverable changes	[2]	0	0
Unfaverable changes	[2]	0	0
Derivatives held for fair value hedging
Recognition in profit or loss
Faverable changes	[2]	2,000,000	3,000,000
Unfaverable changes	[2]	(2,000,000)	(3,000,000)
Other comprehensive income
Faverable changes	[2]	0	0
Unfaverable changes	[2]	₩ 0	₩ 0

[1]	For financial assets designated at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such volatility of the underlying asset or correlation between underlying asset by ± 10%.
[2]	For stock and index-related derivatives, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation of the rates of return on stocks and volatility of the underlying asset by ± 10%. For currency-related derivatives, changes in fair value are calculated by shifting unobservable input parameters, such as loss given default ratio by ± 1%. For interest rate-related derivatives, correlation of the interest rates or volatility of the underlying asset is shifted by ± 10% to calculate fair value changes.